RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Expenses ) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Commission, advertising and other expenses	66,889,785	40,435,689	6,198,899
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses			1,368,826	9,723,349
Hotels.com [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	314,866	228,579	43,767
TripAdvisor [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	3,422,325	5,901,772	2,548,405
Kuxun [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	5,175,662	5,812,043	2,237,901
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	84,196	29,547
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	9,167,909	1,783,766
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	72,900
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	340,625
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	295,419
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	45,188,643	26,659,297
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	176,298	20,685
First 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	2,650,942